Contingencies and commitments - Additional information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of commitments and contingencies [Line Items]
Contractual capital commitments	$ 400.0	$ 500.0
Borrowings	$ 12,752.0	15,176.0
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC) [member]
Disclosure of commitments and contingencies [Line Items]
Ownership percentage in subsidiary	51.00%
Company of operation, Subsidiary	Turquoise Hill Resources Ltd
Oyu Tolgoi LLC [member]
Disclosure of commitments and contingencies [Line Items]
Borrowings	$ 4,300.0	4,300.0
Erdenes Oyu Tolgoi LLC [member]
Disclosure of commitments and contingencies [Line Items]
Percentage of ownership interest exchanged in joint venture	34.00%
Company of operation	Oyu Tolgoi LLC
Turquoise Hill Resources Ltd [member]
Disclosure of commitments and contingencies [Line Items]
Percentage of ownership interest exchanged in joint venture	66.00%
Company of operation	Oyu Tolgoi LLC
Contingent liabilities related to joint ventures [Member]
Disclosure of commitments and contingencies [Line Items]
Ownership percentage in subsidiary	100.00%
United Kingdoms Financial Conduct Authority (FCA) [Member]
Disclosure of commitments and contingencies [Line Items]
Financial penalty		36.4	£ 27.4
Minera Escondida Limitada [member]
Disclosure of commitments and contingencies [Line Items]
Minera Escondida Limitada undrawn shareholder line of credit Rio Tinto share	$ 225.0	$ 225.0
Percentage of ownership interest exchanged in joint venture	30.00%	30.00%	30.00%
Company of operation	Minera Escondida Limitada
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc [member] | Contingent liabilities related to joint ventures [Member] | Financial guarantee contracts [Member]
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	$ 7,500.0	$ 7,500.0
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc [member] | Contingent liabilities related to joint ventures [Member] | Financial guarantee contracts [Member] | Bonds [member]
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	4,400.0	5,800.0
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc [member] | Contingent liabilities related to joint ventures [Member] | Financial guarantee contracts [Member] | Bonds [member]
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	$ 1,600.0	$ 2,100.0